SHAREHOLDERS' EQUITY - Warrants (Details) CAD / shares in Units, $ / shares in Units, CAD in Thousands, $ in Thousands					12 Months Ended
	Aug. 01, 2014 CAD CAD / shares shares	Aug. 01, 2014 USD ($) shares	Sep. 23, 2013 USD ($) $ / shares shares	May. 30, 2007 shares	Feb. 29, 2016 USD ($)	Feb. 28, 2015 USD ($) shares	Feb. 29, 2016 CAD / shares	Feb. 29, 2016 USD ($) $ / shares shares	Aug. 01, 2014 USD ($) shares
Warrants
Aggregate gross proceeds from equity offering | $						$ 21,631
Fair value of warrant liability | $			$ 6,425
Issuance Of Warrants, May 30, 2007
Warrants
Shares Purchasable								1,262
Warrants outstanding								31,562
Exercise price, warrants | $ / shares								$ 88.75
Public Equity Offering September 23 2013
Warrants
Shares Purchasable								83,550
Warrants outstanding			8,932,500					2,088,750
Exercise price, warrants | $ / shares								$ 32.50
Shares issued under public equity offering (in shares)			11,910,000
Shares issued under public equity offering (in dollars per share) | $ / shares			$ 2.10
Aggregate gross proceeds from equity offering | $			$ 25,011
Equity issuance expenses related to offering | $			2,576
Warrant costs | $			662
Fair value of warrant liability | $			$ 6,425					$ 3
Change in fair value of warrant liability | $					$ 600
Public Equity Offering August 1 2014
Warrants
Shares Purchasable								318,550
Warrants outstanding								7,963,750	7,963,750
Exercise price, warrants | CAD / shares							CAD 56.25
Shares issued under public equity offering (in shares)									15,927,500
Shares issued under public equity offering (in dollars per share) | CAD / shares	CAD 1.80
Aggregate gross proceeds from equity offering | CAD	CAD 28,670
Equity issuance expenses related to offering | $		$ 2,275
Warrant costs | $		$ 221
Fair value of warrant liability | $								$ 117	$ 2,551
Change in fair value of warrant liability | $					$ 519
Common Shares
Warrants
Shares issued under public equity offering (in shares)						637,100
Aggregate gross proceeds from equity offering | $						$ 21,631
Common Shares | Public Equity Offering September 23 2013
Warrants
Shares issued			1
Common Shares | Public Equity Offering August 1 2014
Warrants
Shares issued	1	1
Warrants
Warrants
Warrants outstanding				31,562
Numbers of common shares each warrant may be converted into				0.04
Warrant expiration period				10 years
Warrants | Maximum
Warrants
Shares Purchasable				5,050
Warrants | Public Equity Offering September 23 2013
Warrants
Shares issued			0.75
Warrants | Public Equity Offering August 1 2014
Warrants
Shares issued	0.5	0.5
Scenario 1 | Warrants | Public Equity Offering September 23 2013
Warrants
Exercise price, warrants | $ / shares			$ 2.70
Numbers of common shares each warrant may be converted into			1
Scenario 1 | Warrants | Public Equity Offering August 1 2014
Warrants
Exercise price, warrants | CAD / shares	CAD 2.25
Numbers of common shares each warrant may be converted into									1
Scenario 2 | Warrants | Public Equity Offering September 23 2013
Warrants
Exercise price, warrants | $ / shares			$ 67.50
Numbers of common shares each warrant may be converted into			0.04
Scenario 2 | Warrants | Public Equity Offering August 1 2014
Warrants
Exercise price, warrants | CAD / shares	CAD 56.25
Numbers of common shares each warrant may be converted into									0.04